Offerings	Aug. 09, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	24,103,521
Proposed Maximum Offering Price per Unit	10.72
Maximum Aggregate Offering Price	$ 258,389,745.12
Fee Rate	0.01476%
Amount of Registration Fee	$ 38,138.33
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock, par value $0.01 per share (“Common Stock”), being registered hereunder include an indeterminate number of shares that may be issued in connection with shares splits, share dividends, recapitalizations or similar events.

(2)	Represents shares of Common Stock hereby registered for resale by the selling securityholders.
(3)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the
Securities
Act based on the average high and low sale price for the shares of Common Stock on August 5, 2024, as reported on the Nasdaq Global Select Market.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to Purchase Common Stock
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01476%
Amount of Registration Fee	$ 0
Offering Note	No separate registration fee is required pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock Underlying Warrants
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	10.72
Maximum Aggregate Offering Price	$ 21,440,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 3,164.54
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock, par value $0.01 per share (“Common Stock”), being registered hereunder include an indeterminate number of shares that may be issued in connection with shares splits, share dividends, recapitalizations or similar events.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the
Securities
Act based on the average high and low sale price for the shares of Common Stock on August 5, 2024, as reported on the Nasdaq Global Select Market. Represents shares of Common Stock, issuable upon exercise of the Warrants.